LOAN SERVICING RIGHTS	12 Months Ended
Dec. 31, 2017
LOAN SERVICING RIGHTS
LOAN SERVICING RIGHTS

7. LOAN SERVICING RIGHTS

For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, where the Group was determined not to be the legal lender or borrower in the loan origination and repayment process, the Group effectively services the loans and provides financial guarantee to the commercial banks or consumer finance companies that include credit risk and prepayment risk.

Loan servicing rights

Servicing is comprised of account maintenance, collection, and payment processing from Customers and distributions to the commercial banks or consumer finance companies. Servicing fees compensate the Group for the costs it incurs in servicing the related loans. The amount of servicing revenue earned is predominantly affected by the various servicing rates paid by the Customers, the outstanding principal balance of the loans serviced, and the amount of principal and interest collected from Customers and remitted to the commercial banks or consumer finance companies.

Servicing rights are recorded as either an asset or liability when the benefits of servicing are expected to be more or less than adequate compensation. The Group records servicing assets and liabilities at their estimated fair values, when the off-balance sheet loans are originated, in “Prepaid expenses and other current assets” and “Accrued expenses and other current liabilities,” respectively, on the Consolidated Balance Sheets. Change in fair value of the servicing assets and liabilities is reported in “Loan facilitation and servicing fees” in the Consolidated Statements of Operations in the period in which the change occurs.

The Group utilizes industry standard valuation techniques, such as discounted cash flows models, to arrive at an estimate of fair value with the assistance of an independent valuation firm. Significant assumptions used in valuing the servicing rights are estimates of adequate compensation rates, discount rates, cumulative default rates and cumulative prepayment rates. Changes in certain assumptions may have a significant impact on the fair value of the servicing rights. The selection of cumulative default rates and cumulative prepayment rates are based on data derived from historical trends.

As of December 31, 2016 and 2017, the servicing assets and liabilities recorded were insignificant. The change in fair value of the servicing assets and liabilities was insignificant for each of the periods presented.